THE WACHOVIA MUNICIPAL FUNDS
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010


                                 August 3, 1998



EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549


     RE: THE WACHOVIA MUNICIPAL FUNDS (the "Trust")
         Wachovia Georgia Municipal Bond Fund
         Wachovia North Carolina Municipal Bond Fund
         Wachovia South Carolina Municipal Bond Fund
         Wachovia Virginia Municipal Bond Fund
         1933 Act File No. 33-37525
         1940 Act File No. 811-6201


Dear Sir or Madam:


      Please be advised that the filing of the Semi-Annual Reports to Shareholders of the above-referenced Trust dated May 31, 1998, filed pursuant to
Section 30(b)(2) of the Investment Company Act of 1940 and Rule 30b2-1, which was made on July 31, 1998, was submitted with an incorrect CIK number and, therefore, should be disregarded. The Accession Number of the filing was 0000 881299-98-000011.

      The Registrant intends to re-file the Semi-Annual Reports to Shareholders pursuant to Section 30(b)(2) of the Investment Company Act of 1940 and Rule 30b2-1 thereunder on August 3, 1998.


                                                Very truly yours,



                                                /s/ Cathy C. Ryan
                                                Cathy C. Ryan
                                                Compliance Specialist

Enclosures